Annual Total Returns (Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares Institutional) (Vanguard Intermediate-Term Corporate Bond Index Fu, Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Annual Total Return
2013	(1.78%)
2012	11.40%
2011	7.98%
2010	10.74%